Net finance costs	12 Months Ended
Dec. 31, 2024
Net finance costs
Net finance costs

23.    Net finance costs

	December 31, 2024	December 31, 2023	December 31, 2022
Finance income:	15,001	15,092	34,001
Foreign-exchange gain	8,699	7,811	26,949
Income from financial investments	2,444	1,634	1,437
Gains on derivatives	1,822	4,899	4,963
Interest income on other assets	1,133	474	22
Interest received	833	272	494
Other finance income	70	2	136
Finance costs:	(26,823)	(30,359)	(48,226)
Interest and charges on loans and leases	(13,947)	(16,725)	(14,347)
Foreign-exchange loss	(6,806)	(9,459)	(25,937)
Loss on derivatives	(3,947)	(1,932)	(3,001)
Interest expenses on other liabilities	(723)	(1,021)	(1,746)
Other finance costs	(1,400)	(1,222)	(3,195)
Net finance costs	(11,822)	(15,267)	(14,225)